STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY (Parenthetical) - shares	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021
CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY
Sale of 461,500 Private Units (in shares)	461,500	461,500